Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease
16. LEASE
Operating Leases
The Company entered into various operating lease agreements, which consist of real property and office equipment with lease periods expiring between fiscal years 2022 and 2027. The Company recognized leased assets in operating lease assets of US$5,616 and US$8,149 thousand and corresponding accrued expenses and other current liabilities of US$2,899 and US$3,204 thousand, and other long-term liabilities of US$2,987 and US$4,908 thousand, as of December 31, 2021 and 2022, respectively. The weighted average remaining lease term was 2.43 years and 3.14 years, and the weighted average discount rate was 3.65% and 2.38% as of December 31, 2021 and 2022, respectively.
Future minimum lease payments under the operating leases as of December 31, 2022, were as follows:

Operating Lease Obligations
Fiscal Year:
2023	$3,338
2024	1,967
2025	1,285
2026	1,295
2027	478

Total	8,363
Less imputed interest	251

Present value of net future minimum lease payments	8,112
Less operating lease liabilities-current	3,204

Long-term operating lease liabilities	$4,908

Operating lease expenses for the years ended December 31, 2020, 2021 and 2022 are US$4,261 thousand, US$4,574 thousand, and US$4,820 thousand, respectively. For the supplemental cash flow information related to lease, the cash paid for amounts included in the measurement of operating lease liabilities was US$3,226 thousand, US$3,502 thousand and US$3,642 thousand for the year ended December 31, 2020, 2021 and 2022, respectively.